Stock Options (Details) - Stock option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	335,900	411,600	406,700
Number of options, Granted	109,500	106,000	70,700
Number of options, Canceled/Forfeited	(19,000)	(16,700)	(40,800)
Number of options, Expired		(160,000)
Number of options, Exercised		(5,000)	(25,000)
Number of options, Outstanding	426,400	335,900	411,600
Number of options, Vested and exercisable	275,034	212,500
Number of options, Vested and exercisable and expected to vest thereafter	426,400	331,600
Weighted average exercise price, Outstanding	$ 5.61	$ 8.63	$ 8.50
Weighted average exercise price, Granted	3.12	4.24	5.70
Weighted average exercise price, Canceled/Forfeited	4.61	6.01	6.70
Weighted average exercise price, Expired		12.50
Weighted average exercise price, Exercised		3.00	1.70
Weighted average exercise price, Outstanding	5.02	5.61	$ 8.63
Weighted average exercise price, Vested and exercisable	5.86	6.27
Weighted average exercise price, Vested and exercisable and expected to vest thereafter	$ 5.02	$ 5.61
Weighted average contractual term (years), Outstanding	7 years 4 months 9 days	7 years 2 months 8 days
Weighted average contractual term (yeasrs), Vested and exercisable	6 years 2 months 30 days	6 years 4 days
Weighted average contractual term (years), Vested and exercisable and expected to vest thereafter	7 years 4 months 9 days	7 years 2 months 8 days
Aggregate intrinsic value, Outstanding	$ 59,192	$ 52,500
Aggregate intrinsic value, Vested and exercisable	37,302	52,500
Aggregate intrinsic value, Vested and exercisable and expected to vest thereafter	$ 59,193	$ 52,500